Consolidated Statements of Profit or Loss and Other Comprehensive Income - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Profit or loss [abstract]
Revenue		€ 10,581	€ 1,530	€ 4,606
Research and development costs		(140,281)	(99,589)	(66,022)
General and administrative expenses		(25,057)	(13,482)	(11,504)
Operating profit/(loss)		(154,757)	(111,541)	(72,920)
Share of profit/(loss) of associate		(321)
Finance income		24,714	923	7,300
Finance expenses		(127)	(13,756)	(3,112)
Profit/(loss) before tax		(130,491)	(124,374)	(68,732)
Tax on profit/(loss) for the year		394	477	227
Net profit/(loss) for the year		(130,097)	(123,897)	(68,505)
Items that may be reclassified subsequently to profit or loss:
Exchange differences on translating foreign operations		17	65	6
Other comprehensive income/(loss) for the year, net of tax		17	65	6
Total comprehensive income/(loss)		(130,080)	(123,832)	(68,499)
Profit/(loss) for the year attributable to owners of the Company		(130,097)	(123,897)	(68,505)
Total comprehensive income/(loss) for the year attributable to owners of the Company		€ (130,080)	€ (123,832)	€ (68,499)
Basic and diluted earnings/(loss) per share		€ (3.17)	€ (3.68)	€ (2.58)
Number of shares used for calculation (basic and diluted)	[1]	41,085,237	33,626,305	26,564,414

[1]	A total of 5,611,629 warrants outstanding as of December 31, 2018 (a total of 4,621,154 warrants and 3,691,765 warrants outstanding as of December 31, 2017 and 2016, respectively) can potentially dilute earnings per share in the future but have not been included in the calculation of diluted earnings per share because they are antidilutive for the periods presented.